Consolidated statement of changes in equity - GBP (£) £ in Millions	Total	Called up share capital and share premium		Other equity instruments		Other reserves		Retained earnings
Beginning balance, equity at Dec. 31, 2021	£ 56,317	£ 2,348		£ 9,693		£ 861		£ 43,415
Profit after tax	4,382			732				3,650
Currency translation movements	2,411					2,411
Fair value through other comprehensive income reserve	(1,224)					(1,224)
Cash flow hedges	(4,939)					(4,939)
Retirement benefit remeasurement	(282)							(282)
Own credit reserve	1,463					1,463
Total comprehensive income for the year	1,811			732		(2,289)		3,368
Issue and redemption of other equity instruments	1,036			998				38
Other equity instruments coupons paid	(732)			(732)
Employee settled Barclays PLC share schemes	419							419
Vesting of Barclays PLC shares under share-based payment schemes	(413)							(413)
Dividends on ordinary shares	(200)							(200)
Dividends on preference shares and other shareholders equity	(31)							(31)
Own credit realisation	0					(36)		36
Other reserve movements	(4)							(4)
Ending balance, equity at Dec. 31, 2022	58,953	2,348	[1]	10,691	[1]	(1,464)	[2]	47,378
Profit after tax	3,561			808	[1]			2,753
Currency translation movements	(1,209)					(1,209)	[2]
Fair value through other comprehensive income reserve	135					135	[2]
Cash flow hedges	2,662					2,662	[2]
Retirement benefit remeasurement	(846)							(846)
Own credit reserve	(710)					(710)	[2]
Total comprehensive income for the year	3,593			808	[1]	878	[2]	1,907
Issue and redemption of other equity instruments	62			74	[1]			(12)
Other equity instruments coupons paid	(808)			(808)	[1]
Employee settled Barclays PLC share schemes	409							409
Vesting of Barclays PLC shares under share-based payment schemes	(442)							(442)
Dividends on ordinary shares	(1,348)							(1,348)
Dividends on preference shares and other shareholders equity	(40)							(40)
Net equity impact on inter Barclays PLC Group transfers	124					220	[2]	(96)
Other reserve movements	1					3	[2]	(2)
Ending balance, equity at Dec. 31, 2023	60,504	2,348	[1]	10,765	[1]	(363)	[2]	47,754
Profit after tax	3,748			792	[1]			2,956
Currency translation movements	(93)					(93)	[2]
Fair value through other comprehensive income reserve	(474)					(474)	[2]
Cash flow hedges	447					447	[2]
Retirement benefit remeasurement	(298)							(298)
Own credit reserve	(822)					(822)	[2]
Total comprehensive income for the year	2,508			792	[1]	(942)	[2]	2,658
Issue and redemption of other equity instruments	(1,253)			(1,161)	[1]			(92)
Other equity instruments coupons paid	(792)			(792)	[1]
Employee settled Barclays PLC share schemes	531							531
Vesting of Barclays PLC shares under share-based payment schemes	(448)							(448)
Dividends on ordinary shares	(1,782)							(1,782)
Dividends on preference shares and other shareholders equity	(41)							(41)
Other reserve movements	(7)					3	[2]	(10)
Ending balance, equity at Dec. 31, 2024	£ 59,220	£ 2,348	[1]	£ 9,604	[1]	£ (1,302)	[2]	£ 48,570

[1]	For further details refer to Note 26.
[2]	For further details refer to Note 27.